Finance income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance income.
Bank interest received	$ 31	$ 46		$ 31
Fair value gain on hedge ineffectiveness	2	4		3
Foreign exchange gain on translation of foreign assets/liabilities	10			12
Hyperinflation accounting adjustment	3	9		14
Total finance income	$ 46	$ 59	[1]	$ 60	[1]

[1]	Refer to foreign currency translation in material accounting policies section.